Note 24 - Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions or reversal of provisions Abstract
Provisions. Breakdown by concepts
Provisions. Breakdown by concepts (Millions of euros)
	Notes	2018	2017	2016
Provisions for pensions and similar obligations	25	4.787	5.407	6.025
Other long term employee benefits	25	62	67	69
Provisions for taxes and other legal contingencies		686	756	418
Provisions for contingent risks and commitments		636	578	950
Other provisions		601	669	1.609
Total		6.772	7.477	9.071

Provisions for Pensions and Similar Obligations Changes Over the Period
Provisions for pensions and similar obligations. Changes Over the Year (Millions of euros)
	Notes	2018	2017	2016
Balance at the beginning		5.407	6.025	6.299
Add
Charges to income for the year		126	391	402
Interest expenses and similar charges		78	71	96
Personnel expenses	44.1	58	62	67
Provision expenses		(10)	258	239
Charges to equity (1)	25	41	140	339
Transfers and other changes		95	(264)	66
Less
Benefit payments	25	(779)	(861)	(926)
Employer contributions	25	(103)	(25)	(154)
Balance at the end		4.787	5.407	6.025

(1) Correspond to actuarial losses (gains) arising from certain defined-benefit post-employment pension commitments and other similar benefits recognized in “Equity” (see Note 2.2.12).

Table of Provisions for Taxes, Legal Contingents and Other Provisions
Provisions for Taxes, Legal Contingents and Other Provisions. Changes Over the Year (Millions of euros)
	2018	2017	2016
Balance at beginning	1.425	2.028	1.771
Additions	455	868	1.109
Unused amounts reversed during the period	(184)	(164)	(311)
Amount used and other variations	(410)	(1.306)	(540)
Balance at the end	1.286	1.425	2.028